General and Administrative	12 Months Ended
Dec. 31, 2019
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General and Administrative
7.	General and Administrative

		Years Ended December 31

(in thousands)	Note	2019	2018

Salaries and benefits

Salaries and benefits, excluding PSUs		$13,840	$14,397

PSUs 1	21.1	17,174	9,517

Total salaries and benefits		$31,014	$23,914

Depreciation		1,903	1,057

Donations		2,946	2,610

Professional fees		2,496	8,559

Other		10,457	10,078

General and administrative before equity settled stock based compensation		$48,816	$46,218

Equity settled stock based compensation 2

Stock options	20.2	$2,474	$2,401

RSUs	20.3	3,217	3,031

Total equity settled stock based compensation		$5,691	$5,432

Total general and administrative		$54,507	$51,650

1)
The PSU accrual related to the anticipated fair value of the PSUs issued uses a weighted average performance factor of 186% during the year ended December 31, 2019 as compared to 141% during the comparable period of 2018.

2)	Equity settled stock based compensation is a non-cash expense.